SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (DETAILS TEXTUAL)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Loans Receivable Percentage	62.20%	81.30%
Accounts Receivable [Member]
Accounts Receivable Percentage	62.00%	81.00%	62.00%
Loans Receivable Percentage	100.00%
Machinery and Equipment [Member]
Property, Plant and Equipment, Useful Life	10 years
Maximum [Member] | Other Machinery and Equipment [Member]
Property, Plant and Equipment, Useful Life	5 years
Minimum [Member] | Other Machinery and Equipment [Member]
Property, Plant and Equipment, Useful Life	2 years